Intangible assets - Narrative (Details) - Consolidated entity - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of intangible assets
Additions	€ 5,000,000.0	€ 7,700,000
Genio system, first-generation | Research and development expenses
Disclosure of intangible assets
Amortisation intangible assets other than goodwill	€ 477,000		€ 402,000